Pensions and Post-Employment Benefits - Schedule Actuarial Results Related to Pension and Other Post Retirement Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Recorded in operating costs and expenses
Service cost	$ 12	$ 13		$ 14
Past service cost	1	9		(3)
Settlements and curtailments	(3)
Total defined benefit expense	10	22		11
Recorded in other financial expenses
Net interest cost	39	40		41
Recorded in other comprehensive income
Actuarial (gains) losses for the period	210	(176)	[1]
Total (loss) / gain recognized during the period	259	(114)		52
Pension defined benefit plans [member]
Recorded in operating costs and expenses
Service cost	10	10		12
Past service cost	1	9		(3)
Settlements and curtailments	(3)
Total defined benefit expense	8	19		9
Recorded in other financial expenses
Net interest cost	34	35		37
Recorded in other comprehensive income
Actuarial (gains) losses for the period	203	(176)		1
Total (loss) / gain recognized during the period	245	(122)		47
Other Benefits Plans [Member]
Recorded in operating costs and expenses
Service cost	2	3		2
Total defined benefit expense	2	3		2
Recorded in other financial expenses
Net interest cost	5	5		4
Recorded in other comprehensive income
Actuarial (gains) losses for the period	7			(1)
Total (loss) / gain recognized during the period	$ 14	$ 8		$ 5

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.